ASSET UNDER DEVELOPMENT	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
ASSET UNDER DEVELOPMENT

18.	ASSET UNDER DEVELOPMENT

(in thousands of $)	2021	2020
As of January 1	658,247	434,248
Additions	178,377	283,927
Transfer from vessels and equipment, net (note 19)	—	77,172
Transfer from other non-current assets (1)	—	16,213
Interest costs capitalized	41,214	34,296
Disposal of LNG Croatia	—	(187,609)
As of December 31	877,838	658,247

(1) In January 2020, the net book value of LNG Croatia was classified to asset under development as well as the associated long lead items of $16.2 million, following her entry to the shipyard for FSRU conversion.

Gimi FLNG conversion

In February 2019, we entered into a Lease and Operate Agreement (“LOA”) with BP for the employment of a FLNG unit, Gimi, after conversion to an FLNG for a term of 20 years. In April 2019, we completed the sale of 30% of the total issued ordinary share capital of Gimi MS to First FLNG Holdings. In October 2020, we announced that we had confirmed a revised project schedule with BP which extended the target connection date by 11 months to 2023. The conversion cost including financing cost is approximately $1.6 billion of which $700 million is funded by the Gimi facility (note 21).
As of December 31, 2021, the estimated timing of the outstanding payments in connection with the Gimi FLNG conversion are as follows:

(in thousands of $)
Period ending December 31,
2022	372,792
2023	285,358
2024	57,346
715,496

LNG Croatia FSRU conversion

In March 2019, we entered into agreements with LNG Hrvatska relating to the conversion and subsequent sale of the converted carrier LNG Croatia into a FSRU. In January 2020, LNG Croatia entered the yard for conversion. Concurrently, we entered into a sale and leaseback agreement with CSSC to fund the FSRU conversion and had drawn down $124.7 million during 2020. In addition, we also entered into the LNG Hrvatska O&M Agreement in relation to the converted FSRU LNG Croatia for a minimum of 10 years, with renewal options. In December 2020, upon acceptance of the converted FSRU LNG Croatia, we repurchased the vessel and settled in full our sale and leaseback obligations with CSSC.

The table below shows the gain on disposal of the LNG Croatia recognized in December 2020 under “Other non-operating income”:

(in thousands of $)	2020
Cash consideration received	193,291
Carrying value of converted vessel, LNG Croatia	(187,609)
Gain on disposal	5,682